Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	$ 325,684	$ 337,209
Gross amounts offset, Financial assets	(9,129)	(7,607)
Net amount presented, Financial assets	316,555	329,602
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	201,019	220,410
Gross amounts offset, Financial liabilities	(9,129)	(7,607)
Net amount presented, Financial liabilities	$ 191,890	$ 212,803